Capital management (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Total liabilities	$ 394,391	$ 349,605	$ 335,083
Less: cash and cash equivalents	106,437	138,023	184,452
Total liabilities less current assets	287,954	211,582	150,631
Equity attributable to owners of Himax Technologies, Inc.	$ 446,548	$ 455,323	$ 466,720